Acquisition of Liberty Dialysis Holdings- Pro Forma	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition Of Liberty Dialysis Holding [TextBlock]
Assets held for sale	$162,768
Trade accounts receivable	156,444
Other current assets	29,816
Deferred tax assets	14,932
Property, plant and equipment	174,400
Intangible assets and other assets	86,358
Goodwill	1,990,476
Accounts payable, accrued expenses and other current liabilities	(128,865)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(72,101)
Other liabilities	(26,402)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)

Total acquisition cost	$2,180,029

Less, at fair value, non-cash contributions
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	$(484,699)
Net Cash paid	$1,695,330

Pro Forma Financial Information

The following financial information, on a pro forma basis, reflects the consolidated results of operations as if the Liberty Acquisition and the divestitures described above had been consummated on January 1, 2011. The pro forma information includes adjustments primarily for elimination of the investment gain and the gain from the retirement of debt. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2011.

	For the three months ended September 30,		For the nine months ended September 30,
	2012	2011	2012	2011

Pro forma net revenue	$3,415,472	$3,345,553	$10,197,670	$9,774,145
Pro forma net income attributable to the shareholders FMC-AG & Co. KGaA	268,467	280,408	797,867	760,089
Pro forma income per ordinary share
Basic	$0.88	$0.92	$2.62	$2.51
Fully diluted	$0.87	$0.92	$2.60	$2.50